Stock Options and Warrants - Schedule of Weighted Average Remaining life (Details) - Underlying Options Shares - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options Outstanding	1,201,928	1,220,428	660,251	499,700
Weighted Average Remaining Life (years)	7 years 6 months 18 days	8 years 1 month 9 days	6 years 6 months 3 days
Options Exercisable	452,738	361,758	397,581
$10.00 - $12.99
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise Price, Lower Range Limit	$ 10	$ 10
Exercise Price, Upper Range Limit	$ 12.99	$ 12.99
Options Outstanding	164,223	162,223	260,523
Weighted Average Remaining Life (years)	2 years 9 months 25 days	5 years 1 month 24 days	4 years 1 month 20 days
Options Exercisable	161,723	162,223	242,823
$13.00 - $16.99
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise Price, Lower Range Limit	$ 13	$ 13
Exercise Price, Upper Range Limit	$ 16.99	$ 16.99
Options Outstanding	493,955	496,955	399,728
Weighted Average Remaining Life (years)	7 years 2 months 23 days	7 years 5 months 23 days	8 years 18 days
Options Exercisable	291,015	199,535	154,758
$17.00 - $26.99
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise Price, Lower Range Limit	$ 17	$ 17
Exercise Price, Upper Range Limit	$ 26.99	$ 26.99
Options Outstanding	543,750	561,250
Weighted Average Remaining Life (years)	9 years 3 months 3 days	9 years 6 months 7 days
Options Exercisable	0	0